Employee benefits (Details 1) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 2,894	₨ 2,628	₨ 2,349
Fair value of plan assets	(2,350)	(1,997)
Net defined benefit liability recognized	₨ 544	₨ 631